UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, NY  10017

13F File Number:  28-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

     /s/ Karen M. Blanchard     New York, NY/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $1,090,300 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH CAP GROUP LTD             ORD              g0450a105    68977   783388 SH       Sole                   783388        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133t103    79723  3635346 SH       Sole                  3635346        0        0
COMCAST CORP NEW               CL A SPL         20030n200   142486  6847014 SH       Sole                  6847014        0        0
FISERV INC                     COM              337738108   151976  2595220 SH       Sole                  2595220        0        0
GOOGLE INC                     CL A             38259p508    94577   159229 SH       Sole                   159229        0        0
HEWLETT PACKARD CO             COM              428236103    69934  1661139 SH       Sole                  1661139        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409   115225  1310563 SH       Sole                  1310563        0        0
LOCKHEED MARTIN CORP           COM              539830109    52397   749488 SH       Sole                   749488        0        0
MASTERCARD INC                 CL A             57636q104    93861   418817 SH       Sole                   418817        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104   116603  3790742 SH       Sole                  3790742        0        0
US BANCORP DEL                 COM NEW          902973304   104541  3876191 SH       Sole                  3876191        0        0